Revenue - Schedule of Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Total revenues	¥ 1,391,157,811	¥ 1,560,005,807	¥ 1,011,063,766
Sales of Food, Beverage and Packaged Products by Company Owned and Operated Stores [Member]
Schedule of Revenue [Line Items]
Total revenues	1,188,292,854	1,389,640,747	938,096,823
Franchise Fees [Member]
Schedule of Revenue [Line Items]
Total revenues	24,214,820	15,443,024	4,537,599
Revenues from Other Franchise Support Activities [Member]
Schedule of Revenue [Line Items]
Total revenues	149,457,775	66,878,149	18,965,417
Revenues from Wholesale Activities [Member]
Schedule of Revenue [Line Items]
Total revenues	20,585,161	27,204,236	6,533,166
Revenue from E-Commerce Sales [Member]
Schedule of Revenue [Line Items]
Total revenues	808,861	59,067,398	41,635,451
Revenues from Other Activities [Member]
Schedule of Revenue [Line Items]
Total revenues	¥ 7,798,340	¥ 1,772,253	¥ 1,295,310